Stock Incentive Plans	12 Months Ended
Jun. 30, 2011
Stock Incentive Plans
12.	Stock Incentive Plans

The Company’s 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan provide for the granting of share-based incentive awards in the form of nonqualified stock options, stock appreciation rights (SARs), restricted stock units (RSUs) and restricted stock to officers and key employees of the Company. The aggregate number of shares authorized for issuance under the 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan is 13,500,000 and 5,500,000, respectively. The Company satisfies share-based incentive award obligations by issuing shares of common stock out of treasury, which have been repurchased pursuant to the Company’s share repurchase program described in Note 11, or through the issuance of previously unissued common stock.

Stock Options/SARs - Stock options allow the participant to purchase shares of common stock at a price not less than 100 percent of the fair market value of the stock on the date of grant. Upon exercise, SARs entitle the participant to receive shares of common stock equal to the increase in value of the award between the grant date and the exercise date. Stock options and SARs are exercisable from one to three years after the date of grant and expire no more than 10 years after grant.

The fair value of each stock option and SAR award granted in 2011, 2010 and 2009 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.5%	2.9%	3.2%
Expected life of award	5.2 yrs	5.3 yrs	4.9 yrs
Expected dividend yield of stock	1.5%	1.4%	1.3%
Expected volatility of stock	35.9%	34.5%	26.6%
Weighted-average fair value	$18.70	$15.77	$16.56

The risk-free interest rate was based on U.S. Treasury yields with a term similar to the expected life of the award. The expected life of the award was derived by referring to actual exercise and post-vesting employment termination experience. The expected dividend yield was based on the Company’s historical dividend rate and stock price over a period similar to the expected life of the award. The expected volatility of stock was derived by referring to changes in the Company’s historical common stock prices over a timeframe similar to the expected life of the award.

Stock option and SAR activity during 2011 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding June 30, 2010	16,152,493	$49.55

Granted	1,399,068	63.49
Exercised	(4,245,373)	44.97
Canceled	(77,070)	58.92

Outstanding June 30, 2011	13,229,118	$52.44	5.5 years	$493.6

Exercisable June 30, 2011	9,109,413	$50.30	4.5 years	$359.2

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested June 30, 2010	5,586,873	$16.10

Granted	1,399,068	18.70
Vested	(2,798,791)	16.31
Canceled	(67,445)	16.36

Nonvested June 30, 2011	4,119,705	$16.84

At June 30, 2011, $18,909 of expense with respect to nonvested stock option and SAR awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 15 months. The total fair value of shares vested during 2011, 2010 and 2009 was $45,635, $40,494 and $40,082, respectively.

Information related to stock options and SAR awards exercised during 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Net cash proceeds	$25,862	$10,307	$3,557
Intrinsic value	163,752	45,424	4,787
Income tax benefit	42,546	14,031	1,517

During 2011, 2010 and 2009, the Company recognized stock-based compensation expense of $36,617, $44,415 and $41,488, respectively, relating to stock option and SAR awards. The Company derives a tax deduction measured by the excess of the market value over the grant price at the date stock-based awards are exercised. The related tax benefit is credited to Additional capital as the Company is currently in a windfall tax benefit position.

Shares surrendered upon exercise of stock options and SARs: 2011 – 2,447,908; 2010 – 606,554; 2009 – 90,129.

RSUs - RSUs constitute an agreement to deliver shares of common stock to the participant at the end of a vesting period. Generally, the RSUs vest and the underlying stock is issued ratably over a three year graded vesting period. Unvested RSUs may not be transferred and do not have dividend or voting rights. For each unvested RSU, recipients are entitled to receive a dividend equivalent, payable in cash or common shares, equal to the cash dividend per share paid to common shareholders.

The Company began granting RSUs in 2011 and the fair value of each RSU award was based on the fair market value of the Company’s common stock on the date of grant. A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	0	$0

Granted	425,359	62.55
Vested	(320)	62.35
Canceled	(9,864)	62.35

Nonvested June 30, 2011	415,175	$62.55

During 2011, the Company recognized stock-based compensation expense of $12,243 relating to the RSU awards. At June 30, 2011, $12,817 of expense with respect to nonvested RSU awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 24 months.

Restricted Stock - The Company’s Long Term Incentive Plans (LTIP) provide for the issuance of restricted and unrestricted stock to certain officers and key employees based on the attainment of certain goals relating to the Company’s revenue growth, earnings per share growth and return on invested capital during the three-year performance period. Restricted stock was earned and awarded, and an estimated value was accrued, based upon attainment of criteria specified in the LTIP over the cumulative years of each three-year plan. Plan participants are entitled to cash dividends and to vote their respective shares, but transferability of the restricted stock is restricted for one to three years following issuance. For payouts in 2010 and 2009, in lieu of restricted stock, the participant could elect to receive the LTIP payout as a deferred cash contribution. Retired participants received the 2010 and 2009 LTIP payouts in cash.

Restricted Stock for LTIP	2011	2010	2009
LTIP 3-year plan	2008-09-10	2007-08-09	2006-07-08
Number of shares issued	157,491	68,172	172,130
Average share value on date of issuance	$62.35	$48.58	$65.34
Total value	$9,820	$3,312	$11,247

Under the Company’s 2009-10-11 LTIP, a payout of restricted stock will be issued in August 2011. Awards granted since the 2009-10-11 LTIP provide for the issuance of unrestricted stock based upon attainment of criteria specified in the LTIP over the cumulative years of each three-year plan.

The fair value of each LTIP award granted in 2011, 2010 and 2009 was based on the fair market value of the Company’s common stock on the date of grant. A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	1,350,028	$57.74

Granted	281,191	86.34
Vested	(382,333)	61.06
Canceled	(118,429)	63.06

Nonvested June 30, 2011	1,130,457	$64.50

During 2011, 2010 and 2009, the Company recorded stock-based compensation expense (income) of $24,378, $15,018 and $(5,562), respectively, relating to the LTIP.

Shares surrendered in connection with the LTIP: 2011– 126,462; 2010– 83,991; 2009 – 60,247.

In 2011, 2010 and 2009, 17,820, 20,000 and 12,150 restricted shares, respectively, were issued to certain non-employee members of the Board of Directors. Transferability of these shares is restricted for one to three years following issuance. In addition, non-employee members of the Board of Directors have been given the opportunity to receive all or a portion of their fees in restricted shares. These shares vest ratably, on an annual basis, over the term of office of the director. In 2011, 2010 and 2009, 2,400, 4,578 and 3,868 restricted shares, respectively, were issued in lieu of directors’ fees.

During 2011, 2010 and 2009, the Company recognized a tax benefit (cost) of $277, $(333), and $2,175, respectively, relating to the restricted stock awards.

At June 30, 2011, the Company had approximately 23 million common shares reserved for issuance in connection with its stock incentive plans.